EARNINGS PER UNIT AND CASH DISTRIBUTIONS (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Income (Loss) Attributable to Parent	$ 141,296		$ 116,418		$ 85,534
Dropdown Predecessors Interest Net Income Loss	0		(28,015)		(21,937)
Distributions paid	(127,260)	[1]	(87,072)	[1]	(46,423)	[1]
Undistributed Earnings, Basic	14,036		1,331		17,174
Cash dividends declared and paid (in dollars per share)	$ 2.05	[2]	$ 1.78	[2]	$ 0.73	[2]
Cash Distributions Declared And Paid Per Unit Relating To Period	$ 0.52	[3]	$ 0.50	[3]	$ 0	[3]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	59.00%		46.00%
Limited Liability Company (LLC) or Limited Partnership (LP), Managing Member or General Partner, Ownership Interest	2.00%
Distribution per share	$ 0.3850
Minimum per share quarterly on an annualized basis	$ 1.54
Common Units [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Undistributed Earnings, Basic	6,649		1,304		16,829
Weighted Average Number of Shares Outstanding, Basic and Diluted	40,417		27,441		23,127
Earnings Per Share, Basic and Diluted	$ 2.31		$ 2.08		$ 1.89
Incentive Distribution Rights [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Distributions paid	$ (4,900)	[1]	$ 0	[1]	$ 0	[1]
First distribution to minimum distribution point and or any arrearages due [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Common unitholders distribution percentage	98.00%
General partner interest distribution percentage	2.00%
Second distribution to minimum distribution point and or any arrearages due [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Common unitholders distribution percentage	98.00%
General partner interest distribution percentage	2.00%
Third distribution to minimum distribution point and or any arrearages due [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Common unitholders distribution percentage	98.00%
General partner interest distribution percentage	2.00%
First distribution of additional available cash from operating surplus [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
General partner interest distribution percentage	2.00%
Distribution percentage to all unit holders	98.00%
Second distribution of additional available cash from operating surplus [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
General partner interest distribution percentage	2.00%
Distribution percentage to holders of Incentive distribution rights	13.00%
Distribution percentage to all unit holders	85.00%
Third distribution of additional available cash from operating surplus [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
General partner interest distribution percentage	2.00%
Distribution percentage to holders of Incentive distribution rights	23.00%
Distribution percentage to all unit holders	75.00%
Thereafter [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
General partner interest distribution percentage	2.00%
Distribution percentage to holders of Incentive distribution rights	48.00%
Distribution percentage to all unit holders	50.00%
Minimum [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Distribution per share	$ 0.3850
Minimum [Member] | First distribution to minimum distribution point and or any arrearages due [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Distribution per share	$ 0.3850
Minimum [Member] | Third distribution to minimum distribution point and or any arrearages due [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Distribution per share	$ 0.3850
Minimum [Member] | First distribution of additional available cash from operating surplus [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Distribution per share	$ 0.4428
Minimum [Member] | Second distribution of additional available cash from operating surplus [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Distribution per share	$ 0.4813
Minimum [Member] | Third distribution of additional available cash from operating surplus [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Distribution per share	$ 0.5775
Common Units [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Earnings Per Share, Basic and Diluted			$ 2.08		$ 1.89

[1]	This refers to distributions made or to be made in relation to the period irrespective of the declaration and payment dates and based on the number of units outstanding at the quarter end date. This also includes cash distributions to IDR holders for the years ended December 31, 2013, 2012 and 2011 of $4.9 million, $nil and $nil, respectively.
[2]	Refers to cash distributions declared and paid during the period.
[3]	Refers to cash distributions declared and paid subsequent to the period end.